Retirement Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 29, 2016	May 29, 2016	May 31, 2015	May 25, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period		$ 236.6
Fair value at end of period	$ 242.0	242.0	$ 236.6
Defined Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period		236.6	243.9
Actual return on plan assets		(4.1)	16.7
Employer contributions	25.0	25.4	0.4	$ 0.4
Plan settlements		0.0	(15.8)
Participant contributions		0.0	0.0
Benefits paid		(15.9)	(8.6)
Fair value at end of period	242.0	242.0	236.6	243.9
Postretirement Benefit Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period		0.0	0.0
Actual return on plan assets		0.0	0.0
Employer contributions		1.1	1.1	0.9
Participant contributions		0.0	0.4
Benefits paid		(1.1)	(1.5)
Fair value at end of period	$ 0.0	$ 0.0	$ 0.0	$ 0.0